SIGNIFICANT ACCOUNTING POLICIES - Net revenues & Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Net revenues	$ 50,014	$ 51,905	$ 42,426
Contract liabilities
Prepayments from customers, current portion	1,830	3,429
Prepayments from customers - related parties, current portion	25
Prepayments from customers, non-current portion	871	921
Deferred revenue, current portion	5,039	7,454
Deferred revenue, non-current portion	737	999
Revenue recognized related to contract liabilities that existed in previous year	7,132		7,044
Contract asset recorded		0
Recognized over time
Net revenues
Net revenues	43,472	41,179	34,669
Recognized point in time
Net revenues
Net revenues	6,542	10,726	7,757
Services
Net revenues
Net revenues	44,818	43,996	35,784
Tuition fees from kindergartens, play-and-learn centers and student care centers
Net revenues
Net revenues	31,292	32,387	26,160
Franchise fees
Net revenues
Net revenues	7,111	8,612	8,256
Teaching and management services
Net revenues
Net revenues	5,440
Training and other services
Net revenues
Net revenues	919	2,817	1,115
Royalty fees
Net revenues
Net revenues	56	180	253
Products
Net revenues
Net revenues	5,196	7,909	6,642
Sale of educational merchandise
Net revenues
Net revenues	5,196	7,909	6,642
PRC
Net revenues
Net revenues	19,262	20,898	16,462
Singapore
Net revenues
Net revenues	30,752	31,007	25,964
Teaching and management services | PRC
Net revenues
Net revenues	5,440	0	0
Play-and-learn centers | PRC
Net revenues
Net revenues	7,918	13,254	12,215
Singapore kindergartens, student care centers and others | Singapore
Net revenues
Net revenues	30,752	31,007	25,964
Others
Net revenues
Net revenues	$ 5,904	$ 7,644	$ 4,247